united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2019

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

ADVISED BY
Altegris Advisors, L.L.C.
1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441 www.altegris.com/mutualfunds

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.altegris.com/mutualfunds, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Altegris/AACA Opportunistic Real Estate Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmarks:

			Annualized
					Since Inception	Fund Inception
	Six Months	One Year	Three Year	Five Year	February 1, 2011	January 9, 2014
Altegris/AACA Opportunistic Real Estate Fund - Class A	28.92%	3.27%	9.66%	9.76%	N/A	11.92%
Altegris/AACA Opportunistic Real Estate Fund - Class A with load **	21.48%	(2.69)%	7.53%	8.46%	N/A	10.72%
Altegris/AACA Opportunistic Real Estate Fund - Class I ***	28.99%	3.57%	9.93%	10.01%	11.63%	N/A
Altegris/AACA Opportunistic Real Estate Fund - Class N	28.85%	3.28%	9.67%	9.73%	N/A	11.91%
S&P 500 Total Return Index ****	18.54%	10.42%	14.19%	10.71%	12.46%	11.24%
Dow Jones US Real Estate Total Return Index *****	19.21%	12.81%	6.37%	8.57%	9.60%	10.65%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated May 1, 2019, are 2.98%, 2.73%, and 2.98% for Class A, Class I, and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The prior annual returns and performance track record that follows the Fund inception for Class I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P., which was managed by American Assets Investment Management, LLC, an affiliate and predecessor firm of AACA. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Company Act of 1940 and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2019*	% of Net Assets
Diversified	26.4%
Telecommunications	17.6%
Warehouse	9.3%
Lodging	9.2%
Manufactured Homes	8.9%
Electric	6.0%
Trucking & Leasing	5.9%
Office Property	5.4%
Leisure Time	5.1%
Storage	4.6%
Other +	2.3%
Other Assets less Liabilities - Net	3.9%
Securities Sold Short	(4.6)%
100.0%

+	Other includes less than 4.6% weightings in Commercial Services and Real Estate.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing analysis of the Fund’s holdings.

Altegris/AACA Real Estate Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmarks:

		Annualized
		Since Inception
	Six Months	July 25, 2018
Altegris/AACA Real Estate Income Fund - Class A	15.14%	(0.79)%
Altegris/AACA Real Estate Income Fund - Class A with load **	8.57%	(6.49)%
Altegris/AACA Real Estate Income Fund - Class I	15.05%	0.34%
Altegris/AACA Real Estate Income Fund - Class N	14.94%	(0.39)%
S&P U.S. Preferred REIT Stock Total Return Index ***	13.64%	5.57%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated May 1, 2019, are 1.35%, 1.10%, and 1.35% for Class A, Class I, and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P U.S. Preferred REIT Stock Index is designed to measure the performance of the REIT sector of the U.S. preferred stock market. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2019*	% of Net Assets
Mortgage	23.4%
Diversified	15.5%
Hotel	9.3%
Shopping Center	8.1%
Commercial Services	6.8%
Trucking & Leasing	5.4%
Regional Malls	4.1%
Warehouse	4.1%
Leisure Time	3.9%
Apartments	2.7%
Other +	8.7%
Other Assets less Liabilities - Net	8.0%
100.0%

+	Other represents less than 2.7% weightings in Electric, Health Care, Office Property, Real Estate, and Storage.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing analysis of the Fund’s holdings.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	COMMON STOCK - 100.4%
	COMMERCIAL SERVICES - 1.8%
141,525	Macquarie Infrastructure Corp. +	$5,737,423

	ELECTRIC- 6.0%
218,611	Brookfield Infrastructure Partners LP +	9,387,156
287,300	Brookfield Renewable Partners LP +	9,937,707
		19,324,863
	LEISURE TIME - 4.8%
3,344,000	Drive Shack, Inc. *+	15,683,360

	LODGING - 9.2%
1,630,000	Galaxy Entertainment Group Ltd.	10,984,896
168,328	Las Vegas Sands Corp. +	9,946,502
70,600	Wynn Resorts Ltd. +	8,753,694
		29,685,092
	REAL ESTATE - 0.5%
54,000	RE/MAX Holdings, Inc.	1,661,040

	REITS-DIVERSIFIED - 26.4%
125,000	American Tower Corp. +	25,556,250
144,000	Crown Castle International Corp. +	18,770,400
15,100	Equinix, Inc. +	7,614,779
1,140,531	New Residential Investment Corp. +	17,552,772
70,500	SBA Communications Corp. - Class A *+	15,851,220
		85,345,421
	REITS-MANUFACTURED HOMES - 8.9%
132,300	Equity Lifestyle Properties, Inc. +	16,053,282
101,000	Sun Communities, Inc. +	12,947,190
		29,000,472
	REITS-OFFICE PROPERTY - 5.4%
123,000	Alexandria Real Estate Equities, Inc. +	17,354,070

	REITS-STORAGE - 4.6%
512,861	National Storage Affiliates Trust +	14,842,197

	REITS-WAREHOUSE - 9.3%
417,196	Americold Realty Trust +	13,525,494
261,800	CyrusOne, Inc. +	15,111,096
19,636	Prologis, Inc. +	1,572,844
		30,209,434
	TELECOMMUNICATIONS - 17.6%
707,894	GDS Holdings Ltd. - ADR *+	26,595,578
2,318,934	Switch, Inc. +	30,354,846
		56,950,424
	TRUCKING & LEASING - 5.9%
1,269,004	Fortress Transportation & Infrastructure Investors LLC +	19,161,960

	TOTAL COMMON STOCK (Cost - $273,270,084)	324,955,756

See accompanying notes to financial statements.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Shares		Dividend Rate (%)	Maturity Date	Value
	PREFERRED STOCK - 0.3%
	LEISURE TIME - 0.3%
35,278	Drive Shack, Inc. + (Cost - $879,329)	8.375	Perpetual	$871,367

	TOTAL INVESTMENTS - 100.7% (Cost - 274,149,413)			$325,827,123
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(2,257,656)
	NET ASSETS - 100.0%			$323,569,467

	SECURITIES SOLD SHORT - (4.6)%
	COMMON STOCK - (4.6)%
	HOME BUILDERS - (1.7)%
(156,000)	KB Home			$(4,013,880)
(44,000)	Toll Brothers, Inc.			(1,611,280)
				(5,625,160)
	INTERNET - (1.1)%
(75,000)	Zillow Group, Inc. *			(3,479,250)

	LODGING - (0.6)%
(55,000)	Hilton Grand Vacations, Inc. *			(1,750,100)

	REAL ESTATE - (0.5)%
(54,000)	RE/MAX Holdings, Inc.			(1,661,040)

	REITS-APARTEMENTS - (0.7)%
(39,220)	Investors Real Estate Trust			(2,301,055)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $13,012,098)			$(14,816,605)

ADR	American Depository Receipt

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

Perpetual	Perpetual bonds are fixed income instruments without defined maturity dates.

*	Non-income producing security.

+	All or part of the security was held as collateral for securities sold short as of June 30, 2019. These securities amounted to $300,529,758.

See accompanying notes to financial statements.

Altegris /AACA Real Estate Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares				Value
	COMMON STOCK - 18.4%
	COMMERCIAL SERVICES - 6.8%
500	Macquarie Infrastructure Corp.			$20,270

	REITS-DIVERSIFIED - 6.3%
1,225	New Residential Investment Corp.			18,853

	REITS-MORTGAGE - 5.3%
325	AGNC Investment Corp.			5,467
595	Annaly Capital Management, Inc.			5,432
120	Starwood Property Trust, Inc.			2,726
180	Two Harbors Investment Corp.			2,281
				15,906

	TOTAL COMMON STOCK (Cost - $61,260)			55,029

	PARTNERSHIP SHARES - 7.7%
	ELECTRIC- 2.3%
80	Brookfield Infrastructure Partners LP			3,435
100	Brookfield Renewable Partners LP			3,459
				6,894
	TRUCKING & LEASING - 5.4%
1,082	Fortress Transportation & Infrastructure Investors LLC			16,338

	TOTAL PARTNERSHIP SHARES (Cost - $23,930)			23,232

		Coupon Rate	Maturity
	PREFERRED STOCK - 65.9%
	LEISURE TIME - 3.9%
100	Drive Shack, Inc.	8.05	Perpetual	2,475
100	Drive Shack, Inc.	8.38	Perpetual	2,470
260	Drive Shack, Inc.	9.75	Perpetual	6,705
				11,650
	REAL ESTATE - 2.4%
60	Landmark Infrastructure Partners LP (a)	7.04	Perpetual	1,495
105	Landmark Infrastructure Partners LP	7.90	Perpetual	2,638
125	Landmark Infrastructure Partners LP	8.00	Perpetual	3,125
				7,258
	REITS-APARTMENTS - 2.7%
80	American Homes 4 Rent	6.50	Perpetual	2,172
50	Bluerock Residential Growth REIT, Inc.	7.13	Perpetual	1,280
50	Bluerock Residential Growth REIT, Inc.	7.63	Perpetual	1,296
130	Bluerock Residential Growth REIT, Inc.	8.25	Perpetual	3,429
				8,177
	REITS-DIVERSIFIED - 9.2%
170	Colony Capital, Inc.	7.13	Perpetual	3,680
140	Colony Capital, Inc.	7.13	Perpetual	3,009
170	Colony Capital, Inc.	7.15	Perpetual	3,715
80	Colony Capital, Inc.	7.50	Perpetual	1,834
70	Colony Capital, Inc.	8.25	Perpetual	1,720
120	Colony Capital, Inc.	8.75	Perpetual	2,983
130	CorEnergy Infrastructure Trust, Inc.	7.38	Perpetual	3,305
150	Global Net Lease, Inc.	7.25	Perpetual	3,825
50	iStar, Inc.	8.00	Perpetual	1,305
80	UMH Properties, Inc.	8.00	Perpetual	2,088
				27,464

See accompanying notes to financial statements.

Altegris /AACA Real Estate Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Shares		Coupon Rate	Maturity	Value
	REITS-HEALTH CARE - 1.1%
130	Global Medical REIT, Inc.	7.50	Perpetual	$3,413

	REITS-HOTELS - 9.3%
80	Ashford Hospitality Trust, Inc.	7.38	Perpetual	1,752
110	Ashford Hospitality Trust, Inc.	7.38	Perpetual	2,365
50	Ashford Hospitality Trust, Inc.	7.50	Perpetual	1,082
130	Ashford Hospitality Trust, Inc.	7.50	Perpetual	2,743
50	Ashford Hospitality Trust, Inc.	8.45	Perpetual	1,249
140	Braemar Hotels & Resorts, Inc.	5.50	Perpetual	2,601
50	Hersha Hospitality Trust	6.50	Perpetual	1,196
60	Hersha Hospitality Trust	6.50	Perpetual	1,444
100	Hersha Hospitality Trust	6.88	Perpetual	2,519
100	Pebblebrook Hotel Trust	6.30	Perpetual	2,508
50	RLJ Lodging Trust	1.95	Perpetual	1,309
280	Sotherly Hotels, Inc.	7.88	Perpetual	7,059
				27,827
	REITS-MORTGAGE - 18.1%
50	AG Mortgage Investment Trust, Inc.	8.00	Perpetual	1,304
140	AG Mortgage Investment Trust, Inc.	8.25	Perpetual	3,613
100	AGNC Investment Corp.	7.75	Perpetual	2,558
200	Annaly Capital Management, Inc. 3 Month US LIBOR + 4.17 (a)	6.50	Perpetual	4,840
100	Anworth Mortgage Asset Corp.	8.63	Perpetual	2,725
50	Arbor Realty Trust, Inc.	8.25	Perpetual	1,306
100	Arbor Realty Trust, Inc.	8.50	Perpetual	2,606
50	ARMOUR Residential REIT, Inc.	7.88	Perpetual	1,252
100	ARMOUR Residential REIT, Inc.	8.25	Perpetual	2,511
50	Capstead Mortgage Corp.	7.50	Perpetual	1,252
100	Cherry Hill Mortgage Investment Corp.	8.20	Perpetual	2,547
50	Chimera Investment Corp.	8.00	Perpetual	1,296
80	Chimera Investment Corp. 3 Month US LIBOR + 5.79 (a)	8.00	Perpetual	2,054
100	Dynex Capital, Inc.	7.63	Perpetual	2,465
70	Dynex Capital, Inc.	8.50	Perpetual	1,789
150	Exantas Capital Corp. 3 Month US LIBOR + 5.93 (a)	8.63	Perpetual	3,833
50	Invesco Mortgage Capital, Inc. 3 Month US LIBOR + 5.29 (a)	7.50	Perpetual	1,273
100	Invesco Mortgage Capital, Inc.	7.75	Perpetual	2,603
50	MFA Financial, Inc.	7.50	Perpetual	1,272
100	New York Mortgage Trust, Inc.	7.75	Perpetual	2,406
40	New York Mortgage Trust, Inc.	7.88	Perpetual	980
110	New York Mortgage Trust, Inc. 3 Month US LIBOR + 5.70 (a)	8.00	Perpetual	2,686
100	PennyMac Mortgage Investment Trust 3 Month US LIBOR + 5.99 (a)	8.00	Perpetual	2,581
100	PennyMac Mortgage Investment Trust 3 Month US LIBOR + 5.83 (a)	8.13	Perpetual	2,611
				54,363
	REITS-OFFICE PROPERTY - 2.1%
50	City Office REIT, Inc.	6.63	Perpetual	1,320
200	VEREIT, Inc.	6.70	Perpetual	5,042
				6,362
	REITS-REGIONAL MALLS - 4.1%
85	Pennsylvania Real Estate Investment Trust	6.88	Perpetual	1,726
85	Pennsylvania Real Estate Investment Trust	7.20	Perpetual	1,782
150	Pennsylvania Real Estate Investment Trust	7.38	Perpetual	3,229
10	Taubman Centers, Inc.	6.50	Perpetual	257
150	Washington Prime Group, Inc.	6.88	Perpetual	2,891
120	Washington Prime Group, Inc.	7.50	Perpetual	2,521
				12,406

See accompanying notes to financial statements.

Altegris /AACA Real Estate Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Shares		Coupon Rate	Maturity	Value
	REITS-SHOPPING CENTERS - 8.1%
30	Cedar Realty Trust, Inc.	6.50	Perpetual	$648
80	Cedar Realty Trust, Inc.	7.25	Perpetual	1,968
20	Saul Centers, Inc.	6.88	Perpetual	536
30	Seritage Growth Properties	7.00	Perpetual	743
1,000	Wheeler Real Estate Investment Trust, Inc. (b)	8.75	Perpetual	14,921
400	Wheeler Real Estate Investment Trust, Inc.	9.00	Perpetual	5,588
				24,404
	REITS-STORAGE - 0.8%
50	Jernigan Capital, Inc.	7.00	Perpetual	1,304
38	National Storage Affiliates Trust	6.00	Perpetual	982
				2,286
	REITS-WAREHOUSE - 4.1%
140	Innovative Industrial Properties, Inc.	9.00	Perpetual	4,437
140	Plymouth Industrial REIT, Inc. (b)	7.50	Perpetual	3,562
160	QTS Realty Trust, Inc.	7.13	Perpetual	4,123
				12,122

	TOTAL PREFERRED STOCK (Cost - $196,300)			197,732

	TOTAL INVESTMENTS - 92.0% (Cost - 281,490)			$275,993
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%			23,990
	NET ASSETS - 100.0%			$299,983

Perpetual	Perpetual bonds are fixed income instruments without defined maturity dates.

REIT	Real Estate Investment Trust

(a)	Variable rate security; the rate shown represents the rate at June 30, 2019.

(b)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2019.

See accompanying notes to financial statements.

Altegris Funds
Statements of Assets and Liabilities (Unaudited)
June 30, 2019

	Altegris/AACA
	Opportunistic Real	Altegris/AACA Real
	Estate Fund	Estate Income Fund
ASSETS
Investment in securities, at cost	$274,149,413	$281,490
Investment in securities, at value	$325,827,123	$275,993
Cash and cash equivalents	9,497,669	77,009
Receivable for securities sold	4,613,901	—
Receivable for Fund shares sold	95,973	—
Dividends and interest receivable	1,708,501	2,897
Due from Advisor	—	36,085
Prepaid expenses and other assets	410,920	—
TOTAL ASSETS	342,154,087	391,984

LIABILITIES
Securities sold short, at value (proceeds $13,012,098)	14,816,605	—
Payable for investments purchased	3,086,968	—
Payable for fund shares redeemed	256,508	—
Investment advisory fees payable	278,811	—
Distribution fees (12b-1) payable	7,895	23
Audit fee payable	19,909	20,370
Payable to Related Parties	2,367	12,147
Accrued expenses and other liabilities	115,557	59,461
TOTAL LIABILITIES	18,584,620	92,001
NET ASSETS	$323,569,467	$299,983

Net Assets Consist Of:
Paid in capital	$266,585,263	$324,631
Accumulated earnings/(deficit)	56,984,204	(24,648)
NET ASSETS	$323,569,467	$299,983

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$18,746,017	$10,736
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,159,794	1,128
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$16.16	$9.52
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$17.15	$10.10

Class I Shares:
Net Assets	$285,213,752	$278,021
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	17,539,654	29,158
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$16.26	$9.53

Class N Shares:
Net Assets	$19,609,698	$11,226
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,213,376	1,174
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$16.16	$9.56

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

See accompanying notes to financial statements.

Altegris Funds
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2019

	Altegris/AACA
	Opportunistic Real Estate	Altegris/AACA Real
	Fund	Estate Income Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld $45,968 and $13, respectively)	$5,686,434	$10,865
Interest	19	—
TOTAL INVESTMENT INCOME	5,686,453	10,865

EXPENSES
Investment advisory fees	1,951,680	972
Short sale dividend expense	454,329	—
Interest expense	452,366	—
Distribution (12b-1) fees:
Class A	20,928	2
Class N	23,623	8
Registration fees	29,244	12,104
Administrative services fees	90,479	9,072
Transfer agent fees	66,602	16,812
Third party administrative services fees	85,216	797
Custodian fees	17,049	7,415
Legal fees	13,494	10,122
Professional fees	12,378	7,760
Audit fees	13,249	22,714
Accounting services fees	11,247	7,753
Printing and postage expenses	10,006	4,044
Trustees fees and expenses	8,049	6,348
Insurance expense	2,134	798
Other expenses	2,603	2,265
TOTAL EXPENSES	3,264,676	108,986

Less: Fees waived and expenses reimbursed by the Advisor	—	(107,516)
NET EXPENSES	3,264,676	1,470

NET INVESTMENT INCOME	2,421,777	9,395

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT
Net realized gain/(loss) from:
Investments	2,606,065	(1,422)
Options contracts purchased	58,567	—
Securities sold short	(3,301,786)	—
Translations of foreign currency transactions	(14,288)	—
	(651,442)	(1,422)
Net change in unrealized appreciation/(depreciation) from:
Investments	78,042,098	28,986
Securities sold short	(5,852,883)	—
	72,189,215	28,986

REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT	71,537,773	27,564

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,959,550	$36,959

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2019	December 31,
	(Unaudited)	2018

FROM OPERATIONS
Net investment income	$2,421,777	$1,665,481
Net realized gain/(loss) from investments and securities sold short	(651,442)	16,448,141
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	72,189,215	(80,608,917)
Net increase/(decrease) in net assets resulting from operations	73,959,550	(62,495,295)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(25,185)	(696,895)
Class I	(579,273)	(9,295,202)
Class N	(32,593)	(730,948)
Net decrease in net assets from distributions to shareholders	(637,051)	(10,723,045)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold :
Class A	5,855,959	20,434,914
Class I	35,974,424	116,085,360
Class N	5,542,236	15,753,020
Net asset value of shares issued in reinvestment of distributions:
Class A	23,554	663,055
Class I	413,287	6,669,628
Class N	29,078	717,834
Payments for shares redeemed:
Class A	(7,132,139)	(14,652,686)
Class I	(41,853,879)	(80,701,480)
Class N	(6,864,978)	(27,500,100)
Redemption fee proceeds:
Class A	—	1,454
Class I	4,729	3,365
Class N	812	5,615
Net increase/(decrease) in net assets from capital share transactions	(8,006,917)	37,479,979

TOTAL INCREASE/(DECREASE) IN NET ASSETS	65,315,582	(35,738,361)

NET ASSETS
Beginning of Period	258,253,885	293,992,246
End of Period	$323,569,467	$258,253,885

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2019	December 31,
	(Unaudited)	2018

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	381,905	1,302,964
Shares Reinvested	1,545	51,761
Shares Redeemed	(501,901)	(988,589)
Net increase/(decrease) in shares outstanding	(118,451)	366,136

Class I
Shares Sold	2,453,315	7,597,164
Shares Reinvested	26,959	518,634
Shares Redeemed	(2,821,130)	(5,593,392)
Net increase/(decrease) in shares outstanding	(340,856)	2,522,406

Class N
Shares Sold	368,110	1,028,030
Shares Reinvested	1,907	56,125
Shares Redeemed	(449,215)	(1,841,551)
Net decrease in shares outstanding	(79,198)	(757,396)

See accompanying notes to financial statements.

Altegris/AACA Real Estate Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period^ Ended
	June 30, 2019	December 31,
	(Unaudited)	2018

FROM OPERATIONS
Net investment income	$9,395	$9,426
Net realized loss from investments	(1,422)	(22,514)
Net change in unrealized appreciation/(depreciation) on investments	28,986	(34,483)
Net increase/(decrease) in net assets resulting from operations	36,959	(47,571)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(92)	—
Class I	(5,184)	(8,410)
Class N	(215)	(135)
Net decrease in net assets from distributions to shareholders	(5,491)	(8,545)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold :
Class A	10,714	10
Class I	—	276,511
Class N	13,085	659,709
Net asset value of shares issued in reinvestment of distributions:
Class A	92	—
Class I	5,184	8,410
Class N	215	134
Payments for shares redeemed:
Class I	(1,801)	(2,979)
Class N	(2,023)	(642,630)
Net increase in net assets from capital share transactions	25,466	299,165

TOTAL INCREASE IN NET ASSETS	56,934	243,049

NET ASSETS
Beginning of Period	243,049	—
End of Period	$299,983	$243,049

^	Altegris/AACA Real Estate Income Fund commenced operations on August 22, 2018.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Period^ Ended
	June 30, 2019	December 31,
	(Unaudited)	2018

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	1,117	1
Shares Reinvested	10	—
Net increase in shares outstanding	1,127	1

Class I
Shares Sold	—	28,198
Shares Reinvested	543	938
Shares Redeemed	(189)	(332)
Net increase in shares outstanding	354	28,804

Class N
Shares Sold	1,361	65,925
Shares Reinvested	22	14
Shares Redeemed	(211)	(65,937)
Net increase in shares outstanding	1,172	2

^	Altegris/AACA Real Estate Income Fund commenced operations on August 22, 2018.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2019		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2018		2017		2016		2015		2014	(1)
Net asset value, beginning of year/period	$12.57		$16.02		$12.99		$11.56		$12.21		$10.00
Income/(loss) from investment operations:
Net investment income (2)	0.10		0.04		0.06		0.01		0.07		0.15
Net realized and unrealized gain/(loss) on investments	3.51		(2.98)		3.02		1.45		(0.17)		2.52
Total income/(loss) from investment operations	3.61		(2.94)		3.08		1.46		(0.10)		2.67
Less distributions from:
Net investment income	(0.02)		—		(0.05)		(0.01)		(0.13)		(0.07)
Net realized gains	—		(0.51)		—		—		(0.42)		(0.39)
Return of capital	—		—		—		(0.02)		—		—
Total distributions	(0.02)		(0.51)		(0.05)		(0.03)		(0.55)		(0.46)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$16.16		$12.57		$16.02		$12.99		$11.56		$12.21
Total return (4,5)	28.92	% (6)	(18.40)%		23.60%		12.65%		(0.60)%		27.09	% (6)
Net assets, at end of year/period (000s)	$18,746		$16,066		$14,610		$4,851		$6,402		$2,861
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (8)	2.39	% (9)	2.97%		2.52%		3.38	% (7)	3.35	% (7)	3.17	% (7,9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.79	% (9)	1.67%		1.73%		1.92	% (7)	1.92	% (7)	2.07	% (7,9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.39	% (9)	3.04	% (11)	2.59	% (11)	3.31%		3.23%		2.90	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.79	% (9)	1.73	% (11)	1.80	% (11)	1.80%		1.80%		1.80	% (9)
Ratio of net investment income to average net assets (10)	1.37	% (9)	0.26%		0.43%		0.11%		0.58%		1.30	% (9)
Portfolio Turnover Rate	12	% (6)	36%		34%		60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2019		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2018		2017		2016		2015		2014	(1)
Net asset value, beginning of year/period	$12.64		$16.05		$13.01		$11.57		$12.22		$10.00
Income/(loss) from investment operations:
Net investment income (2)	0.12		0.09		0.09		0.04		0.03		0.11
Net realized and unrealized gain/(loss) on investments	3.53		(2.99)		3.02		1.45		(0.10)		2.59
Total income/(loss) from investment operations	3.65		(2.90)		3.11		1.49		(0.07)		2.70
Less distributions from:
Net investment income	(0.03)		—		(0.07)		(0.01)		(0.16)		(0.09)
Net realized gains	—		(0.51)		—		—		(0.42)		(0.39)
Return of capital	—		—		—		(0.04)		—		—
Total distributions	(0.03)		(0.51)		(0.07)		(0.05)		(0.58)		(0.48)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$16.26		$12.64		$16.05		$13.01		$11.57		$12.22
Total return (4,5)	28.99	% (6)	(18.11)%		24.01%		12.88%		(0.31)%		27.31	% (6)
Net assets, at end of year/period (000s)	$285,214		$225,944		$246,564		$113,313		$101,418		$67,341
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (8)	2.14	% (9)	2.73%		2.27%		3.13	% (7)	3.10	% (7)	2.99	% (7,9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.54	% (9)	1.42%		1.49%		1.67	% (7)	1.67	% (7)	1.89	% (7,9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.14	% (9)	2.79	% (11)	2.34	% (11)	3.06%		2.98%		2.65	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.54	% (9)	1.48	% (11)	1.55	% (11)	1.55%		1.55%		1.55	% (9)
Ratio of net investment income to average net assets (10)	1.64	% (9)	0.57%		0.59%		0.31%		0.27%		1.00	% (9)
Portfolio Turnover Rate	12	% (6)	36%		34%		60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2019		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2018		2017		2016		2015		2014	(1)
Net asset value, beginning of year/period	$12.57		$16.01		$12.99		$11.56		$12.21		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.10		0.04		0.07		0.01		(0.01)		0.18
Net realized and unrealized gain/(loss) on investments	3.51		(2.97)		3.00		1.45		(0.09)		2.49
Total income/(loss) from investment operations	3.61		(2.93)		3.07		1.46		(0.10)		2.67
Less distributions from:
Net investment income	(0.02)		—		(0.05)		(0.01)		(0.13)		(0.07)
Net realized gains	—		(0.51)		—		—		(0.42)		(0.39)
Return of capital	—		—		—		(0.02)		—		—
Total distributions	(0.02)		(0.51)		(0.05)		(0.03)		(0.55)		(0.46)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$16.16		$12.57		$16.01		$12.99		$11.56		$12.21
Total return (4,5)	28.85	% (6)	(18.34)%		23.69%		12.66%		(0.58)%		27.09	% (6)
Net assets, at end of year/period (000s)	$19,610		$16,245		$32,819		$6,547		$6,890		$2,916
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (8)	2.40	% (9)	2.97%		2.50%		3.38	% (7)	3.35	% (7)	3.17	% (7,9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.79	% (9)	1.67%		1.72%		1.92	% (7)	1.92	% (7)	2.07	% (7,9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.40	% (9)	3.02	% (11)	2.57	% (11)	3.31%		3.23%		2.90	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.79	% (9)	1.72	% (11)	1.80	% (11)	1.80%		1.80%		1.80	% (9)
Ratio of net investment income/(loss) to average net assets (10)	1.39	% (9)	0.25%		0.49%		(0.11)%		0.03%		1.52	% (9)
Portfolio Turnover Rate	12	% (6)	36%		34%		60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended	Period Ended
	June 30, 2019	December 31,
	(Unaudited)	2018 (1)

Net asset value, beginning of year/period	$8.42	$10.00
Income/(loss) from investment operations:
Net investment income (2)	0.78	0.21
Net realized and unrealized gain/(loss) on investments	0.49	(1.59)
Total income/(loss) from investment operations	1.27	(1.38)
Less distributions from:
Net investment income	(0.17)	(0.20)
Redemption fees collected	—	0.00 (3)
Net asset value, end of year/period	$9.52	$8.42
Total return (4,5,6)	15.14%	(13.83)%
Net assets, at end of year/period (000s)	$11	$9 (9)
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7,8)	51.73%	83.13%
Ratio of net expenses to average net assets (8)	1.30%	1.30%
Ratio of net investment income to average net assets (8)	15.77%	6.23%
Portfolio Turnover Rate (6)	12%	154%

(1)	The Altegris/AACA Real Estate Income Fund commenced operations on August 22, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Represents actual net assets.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended	Period Ended
	June 30, 2019	December 31,
	(Unaudited)	2018 (1)

Net asset value, beginning of year/period	$8.44	$10.00
Income/(loss) from investment operations:
Net investment income (2)	0.31	0.16
Net realized and unrealized gain/(loss) on investments	0.96	(1.42)
Total income/(loss) from investment operations	1.27	(1.26)
Less distributions from:
Net investment income	(0.18)	(0.30)
Redemption fees collected	—	0.00 (3)
Net asset value, end of year/period	$9.53	$8.44
Total return (4,5,6)	15.05%	(12.78)%
Net assets, at end of year/period (000s)	$278	$243
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7,8)	79.11%	94.07%
Ratio of net expenses to average net assets (8)	1.05%	1.05%
Ratio of net investment income to average net assets (8)	6.69%	3.98%
Portfolio Turnover Rate (6)	12%	154%

(1)	The Altegris/AACA Real Estate Income Fund commenced operations on August 22, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class N
	Six Months Ended	Period Ended
	June 30, 2019	December 31,
	(Unaudited)	2018 (1)

Net asset value, beginning of year/period	$8.47	$10.00
Income/(loss) from investment operations:
Net investment income (2)	0.37	0.33
Net realized and unrealized gain/(loss) on investments	0.89	(1.66)
Total income/(loss) from investment operations	1.26	(1.33)
Less distributions from:
Net investment income	(0.17)	(0.20)
Redemption fees collected	—	0.00 (3)
Net asset value, end of year/period	$9.56	$8.47
Total return (4,5,6)	14.94%	(13.33)%
Net assets, at end of year/period (000s)	$11	$13 (9)
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7,8)	54.69%	44.95%
Ratio of net expenses to average net assets (8)	1.30%	1.30%
Ratio of net investment income to average net assets (8)	7.64%	8.41%
Portfolio Turnover Rate (6)	12%	154%

(1)	The Altegris/AACA Real Estate Income Fund commenced operations on August 22, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Represents actual net assets.

See accompanying notes to financial statements.

Altegris Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2019

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (the “Opportunistic Fund”) and Altegris/AACA Real Estate Income Fund (the “Income Fund”) (collectively the “Funds”) are each non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Opportunistic Fund commenced operations on January 9, 2014. The Income Fund commenced operations on August 22, 2018. The Opportunistic Fund seeks to provide total return through long term capital appreciation and current income by investing in both long and short, in equity securities of real estate and real estate related companies. The Income Fund seeks to maximize current income with potential for capital appreciation.

The Funds offer Class A, Class I, and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class N shares are offered at their NAV without an initial sales charge and are subject to 12b-1. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the applicable Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Due to custodian liabilities shown on the statements of assets and liabilities are carried at cost and approximate fair value as of June 30, 2019. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

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June 30, 2019

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and

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June 30, 2019

would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Opportunistic Real Estate

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$324,955,756	$—	$—	$324,955,756
Preferred Stock	871,367	—	—	871,367
Total Assets	$325,827,123	$—	$—	$325,827,123

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$14,816,605	$—	$—	$14,816,605
Total Liabilities	$14,816,605	$—	$—	$14,816,605

Real Estate Income

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$55,029	$—	$—	$55,029
Partnership shares	23,232	—	—	23,232
Preferred Stock	197,732	—	—	197,732
Total Assets	$275,993	$—	$—	$275,993

The Funds did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

A Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2019

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Opportunistic Fund. Dividends from net investment income are declared and distributed monthly for the Income Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Income Fund and Opportunistic Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Funds’ December 31, 2019 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and any foreign jurisdiction where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities, the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Funds from sales of investments, other than short-term investments, for the six months ended June 30, 2019 were as follows:

			Purchases Sold	Sales Sold
	Purchases	Sales	Short	Short
Opportunistic	$42,420,005	$161,839,349	$7,754,819	$62,903,209
Income	41,035	32,126	—	—

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds may be exposed to market risk on derivative contracts if the Funds are not able to readily dispose of their

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2019

holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in each Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that the Funds will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds may invest in financial instruments and enter into transactions that are denominated in currencies other than its functional currency. Consequently, the Funds are exposed to the risk that the exchange rate of a Fund’s currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the applicable Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that a Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are typically a type of index or actively traded fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities. The Funds may purchase ETFs to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the applicable Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2019

Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months ended June 30, 2019, the Opportunistic Fund did not have realized gains or losses on options written subject to equity risk. For the six months ended June 30, 2019, the Opportunistic Fund had realized gains on options purchased subject to equity risk of $58,567.

The Funds may enter into foreign currency exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, a Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, a Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds also are exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2019, the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Opportunistic Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of each Fund, manages the portfolio investment operations of each Fund. The Advisor has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Funds’ overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of each Fund’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.30% and 0.70% for the Opportunistic Fund and Income Fund, respectively. Pursuant to the investment advisory agreement, the Advisor accrued $1,951,680 and $972 for the Opportunistic Fund and Income Fund, respectively, for the six months ended June 30, 2019.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Funds (the “Expense Limitations”). Pursuant to the Expense Limitations, the Opportunistic Fund’s Operating Expenses will not exceed 1.80%, 1.55%, and 1.80% through December 31, 2019 of the daily average net

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2019

assets attributable to each of the Class A, Class I, and Class N shares, respectively, and the Income Fund’s Operating Expenses will not exceed 1.30%, 1.05%, and 1.30% through October 31, 2019 of the daily average net assets attributable to each of the Class A, Class I, and Class N shares, respectively.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses subject to the aforementioned conditions will expire in the following years:

Real Estate Income
Dec-21	$98,660
$98,660

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A and Class N shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2019, pursuant to the Plan, Class A and Class N shares paid the following amounts:

	Opportunistic	Income
Class A	$20,928	$2
Class N	23,623	8

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class I, and Class N shares. During the six months ended June 30, 2019, for Class A shares, the Distributor received $16,595 and $286 in underwriting commissions for sales of the Opportunistic Fund and Income Fund, respectively, of which $2,325 and $36 were retained by the principal underwriter for the Opportunistic Fund and Income Fund, respectively.

The Funds are part of the Altegris mutual fund family (“the Family”). In addition to the Funds, the Family also is comprised of: Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, and Altegris GSA Trend Strategy Fund. The Family shares the minimum annual fees for certain service providers based on a percentage of the average net assets of each Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2019

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for fewer than 30 days. The redemption fee is paid directly to each Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2019, Class A, Class I, and Class N assessed redemption fees in the following amounts:

Opportunistic
Class A	$—
Class I	4,729
Class N	812

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax Purposes	Appreciation	Depreciation	(Depreciation
Opportunistic	$259,808,162	$56,560,861	$(5,358,505)	$51,202,356
Income	288,050	4,398	(16,455)	(12,057)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2018 and December 31, 2017 was as follows:

For the year ended December 31, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Opportunistic	$6,281,448	$4,441,597	$—	$10,723,045
Income	8,545	—	—	8,545

For the year ended December 31, 2017:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Opportunistic	$907,234	$—	$331,908	$1,239,142
Income	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2019

As of December 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Opportunistic	$2,535,399	$2,157,462	$—	$—	$(44,301)	$(20,986,855)	$(16,338,295)
Income	304	—	—	(15,377)	—	(41,043)	(56,116)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships and C-corporation return of capital distributions.

At December 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carry forwards as follows:

	Non-Expiring

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Opportunistic	$—	$—	$—	$1,543,938
Income	15,377	—	15,377	—

Permanent book and tax differences, primarily attributable to the adjustment to prior year distributions, resulted in reclassifications for the Opportunistic Fund for the fiscal year ended December 31, 2018 as follows:

		Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Opportunistic	$(281,997)	$281,997
Income	—	—

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted this amendment early.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2019 and ended June 30, 2019.

Actual Expenses

The “Actual Expenses” table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not equal to the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period
Expenses	Expense Ratio	1/1/2019	6/30/2019	1/1/2019 - 6/30/2019
Altegris/AACA Opportunistic Real Estate Fund*
Class A	2.39%	$1,000.00	$1,289.20	$13.58
Class I	2.14%	$1,000.00	$1,289.90	$12.16
Class N	2.40%	$1,000.00	$1,288.50	$13.61
Altegris/AACA Real Estate Income Fund*
Class A	1.30%	$1,000.00	$1,151.40	$6.93
Class I	1.05%	$1,000.00	$1,150.50	$5.60
Class N	1.30%	$1,000.00	$1,149.40	$6.93

		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period
(5% return before expenses)	Expense Ratio	1/1/2019	6/30/2019	1/1/2019 - 6/30/2019
Altegris/AACA Opportunistic Real Estate Fund*
Class A	2.39%	$1,000.00	$1,012.93	$11.94
Class I	2.14%	$1,000.00	$1,014.17	$10.70
Class N	2.40%	$1,000.00	$1,012.90	$11.97
Altegris/AACA Real Estate Income Fund*
Class A	1.30%	$1,000.00	$1,018.35	$6.51
Class I	1.05%	$1,000.00	$1,019.59	$5.26
Class N	1.30%	$1,000.00	$1,018.35	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, NY 11788

Altegris/AACA Opportunistic Real Estate

Fund

SUB-ADVISOR

American Assets Capital Advisers, LLC

11455 El Camino Realm Suite 140

San Diego, CA 92130

altegris

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/6/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 9/6/19